SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of tangible and intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate Information And Statement Of IFRS Compliance [Abstract]
Impairment loss recognised in profit or loss (note 4.12)	$ 306,000	$ 4,708,000	$ 0